UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21875
Investment Company Act File Number
Global Dividend Income Portfolio
(Formerly Dividend Income Portfolio)
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Global Dividend Income Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Aerospace & Defense — 3.1%
General Dynamics Corp.	140,000	$8,575,000
Lockheed Martin Corp.	55,625	4,180,219

		$12,755,219

Capital Markets — 2.4%
Goldman Sachs Group, Inc.	38,000	$5,731,160
Invesco, Ltd.	220,000	4,298,800

		$10,029,960

Chemicals — 1.3%
Air Liquide SA	45,800	$5,145,417

		$5,145,417

Commercial Banks — 6.3%
HSBC Holdings PLC ADR	170,000	$8,683,600
PNC Financial Services Group, Inc.	131,000	7,780,090
U.S. Bancorp	222,907	5,327,477
Wells Fargo & Co.	145,000	4,020,850

		$25,812,017

Communications Equipment — 1.9%
Telefonaktiebolaget LM Ericsson, Class B	715,000	$7,889,425

		$7,889,425

Computers & Peripherals — 4.5%
Hewlett-Packard Co.	180,000	$8,287,200
International Business Machines Corp.	79,781	10,243,880

		$18,531,080

Construction & Engineering — 3.0%
Bouygues SA	75,000	$3,165,342
Vinci SA	190,000	9,197,378

		$12,362,720

Diversified Financial Services — 4.1%
Bank of America Corp.	584,287	$8,203,389
Deutsche Boerse AG	122,500	8,583,499

		$16,786,888

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	172,530	$4,475,428
France Telecom SA	200,000	4,183,120
Frontier Communications Corp.	36,272	277,118
Telecom Italia SPA	3,000,000	3,118,003
Verizon Communications, Inc.	151,109	4,391,227

		$16,444,896

Electric Utilities — 2.5%
American Electric Power Co., Inc.	170,000	$6,116,600
Enel SpA	855,000	4,191,655

		$10,308,255

Energy Equipment & Services — 2.0%
Schlumberger, Ltd.	140,559	$8,385,750

		$8,385,750

Security	Shares	Value
Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	152,800	$7,821,832

		$7,821,832

Food Products — 2.6%
Nestle SA	214,587	$10,606,381

		$10,606,381

Health Care Equipment & Supplies — 1.4%
Covidien PLC	152,400	$5,687,568

		$5,687,568

Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	136,400	$9,511,172

		$9,511,172

Household Durables — 1.7%
Whirlpool Corp.	83,000	$6,913,900

		$6,913,900

Household Products — 1.0%
Procter & Gamble Co.	65,000	$3,975,400

		$3,975,400

Insurance — 4.8%
MetLife, Inc.	125,000	$5,257,500
Prudential Financial, Inc.	140,000	8,020,600
Zurich Financial Services AG	28,000	6,534,555

		$19,812,655

IT Services — 1.9%
Accenture PLC, Class A	201,000	$7,967,640

		$7,967,640

Machinery — 1.9%
PACCAR, Inc.	175,000	$8,018,500

		$8,018,500

Media — 1.2%
Walt Disney Co. (The)	150,000	$5,053,500

		$5,053,500

Metals & Mining — 3.8%
BHP Billiton, Ltd. ADR	135,000	$9,751,050
Southern Copper Corp.	190,000	5,967,900

		$15,718,950

Multi-Utilities — 4.6%
CMS Energy Corp.	275,000	$4,378,000
National Grid PLC	500,000	4,005,170
PG&E Corp.	100,000	4,440,000
United Utilities Group PLC	650,000	5,966,111

		$18,789,281

Multiline Retail — 2.0%
Target Corp.	158,817	$8,150,488

		$8,150,488

Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	53,300	$4,061,993
Exxon Mobil Corp.	53,529	3,194,611
Hess Corp.	65,000	3,483,350
Occidental Petroleum Corp.	98,160	7,649,609

Security	Shares	Value
Royal Dutch Shell PLC, Class A	275,000	$7,573,583
Total SA	180,000	9,086,676

		$35,049,822

Pharmaceuticals — 7.1%
Abbott Laboratories	158,000	$7,754,640
Johnson & Johnson	116,785	6,784,041
Merck & Co., Inc.	167,307	5,765,399
Novartis AG ADR	150,000	7,311,000
Pfizer, Inc.	100,000	1,500,000

		$29,115,080

Real Estate Investment Trusts (REITs) — 1.5%
Annaly Capital Management, Inc.	350,000	$6,090,000

		$6,090,000

Road & Rail — 4.1%
Canadian Pacific Railway, Ltd.	150,000	$8,980,500
Norfolk Southern Corp.	40,000	2,250,800
Union Pacific Corp.	75,000	5,600,250

		$16,831,550

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	266,348	$7,913,199

		$7,913,199

Software — 1.9%
Microsoft Corp.	310,000	$8,001,100

		$8,001,100

Tobacco — 2.3%
Philip Morris International, Inc.	182,845	$9,332,409

		$9,332,409

Wireless Telecommunication Services — 3.1%
Vodafone Group PLC	4,000,000	$9,326,760
Vodafone Group PLC ADR	140,000	3,287,200

		$12,613,960

Total Common Stocks (identified cost $355,506,547)		$397,426,014

Preferred Stocks — 1.0%

Security	Shares	Value
Commercial Banks — 0.5%
Bank of America Corp., 8.125%(1)	350	$358,617
Barclays Bank PLC, 7.434%(1)(2)	100	99,434
BBVA International SA Unipersonal, 5.919%(1)	120	98,691
Credit Agricole SA/London, 6.637%(1)(2)	115	98,749
JPMorgan Chase & Co., 7.90%(1)	350	373,778
KeyCorp Capital X, 8.00%	15,000	381,750
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	190	111,150
Morgan Stanley Capital Trust III, 6.25%	6,000	145,140
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	103,650
Wells Fargo & Co., Class A, 7.50%	305	297,375

		$2,068,334

Insurance — 0.2%
Aegon NV, 6.375%	5,000	$100,750
AXA SA, 6.463%(1)(2)	120	96,975
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	121,500

Security	Shares	Value
ING Capital Funding Trust III, 8.439%(1)	110	$106,936
RenaissanceRe Holdings, Ltd., Series C, 6.08%	17,000	370,770

		$796,931

Real Estate Investment Trusts (REITs) — 0.3%
Developers Diversified Realty Corp., Series I, 7.50%	15,000	$334,200
Regency Centers Corp., Series C, 7.45%	15,000	372,750
Vornado Realty, LP, 7.875%	13,000	338,910

		$1,045,860

Total Preferred Stocks (identified cost $3,801,350)		$3,911,125

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.4%
American Express Co., 6.80% to 9/1/16, 9/1/66(1)(4)	$350	$343,875
Capital One Capital V, 10.25%, 8/15/39	95	103,432
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(4)(6)	350	362,250
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(4)(6)	400	347,000
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(4)	400	334,065

		$1,490,622

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(4)	$330	$317,213

		$317,213

Insurance — 0.1%
MetLife, Inc., 10.75%, 8/1/69	$250	$309,338
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(4)	250	192,500

		$501,838

Oil, Gas & Consumable Fuels — 0.0%(5)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$110	$99,316

		$99,316

Total Corporate Bonds & Notes (identified cost $2,340,528)		$2,408,989

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(7)	$5,759	$5,759,337

Total Short-Term Investments (identified cost $5,759,337)		$5,759,337

Total Investments — 99.6% (identified cost $367,407,762)		$409,505,465

Other Assets, Less Liabilities — 0.4%		$1,746,912

Net Assets — 100.0%		$411,252,377

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $406,308 or 0.1% of the Portfolio’s net assets.

(3)		Non-income producing security.

(4)		Security converts to floating rate after the indicated fixed-rate coupon period.

(5)		Amount is less than 0.05%.

(6)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $5,328 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	71.2%	$292,610,463
France	7.5	30,777,933
United Kingdom	6.6	26,975,274
Switzerland	4.2	17,140,936
Germany	2.1	8,583,499
Ireland	1.9	7,967,640
Sweden	1.9	7,889,425
Italy	1.8	7,309,658
Bermuda	1.0	4,298,800
Cayman Islands	0.0	192,500

Long-Term Investments	98.2%	$403,746,128

Short-Term Investments		$5,759,337

Total Investments		$409,505,465

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/6/10	Euro 8,975,518	United States Dollar 11,126,276	$(570,133)
8/6/10	Euro 9,620,901	United States Dollar 11,962,099	(575,339)
8/6/10	Euro 9,014,864	United States Dollar 11,116,679	(631,004)
8/6/10	Euro 10,261,283	United States Dollar 12,650,736	(721,214)
8/6/10	Euro 11,956,348	United States Dollar 14,797,834	(783,033)

			$(3,280,723)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,280,723.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$374,693,993

Gross unrealized appreciation	$41,221,717
Gross unrealized depreciation	(6,410,245)

Net unrealized appreciation	$34,811,472

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$29,629,060	$—	$—	$29,629,060
Consumer Staples	21,129,641	10,606,380	—	31,736,021
Energy	26,775,313	16,660,259	—	43,435,572
Financials	63,413,467	15,118,054	—	78,531,521
Health Care	34,802,648	—	—	34,802,648
Industrials	37,605,269	12,362,720	—	49,967,989
Information Technology	42,413,019	7,889,425	—	50,302,444
Materials	15,718,950	5,145,417	—	20,864,367
Telecommunication Services	12,430,973	16,627,883	—	29,058,856
Utilities	14,934,600	14,162,936	—	29,097,536

Total Common Stocks	$298,852,940	$98,573,074 *	$—	$397,426,014

Preferred Stocks
Financials	$2,566,795	$1,344,330	$—	$3,911,125

Total Preferred Stocks	$2,566,795	$1,344,330	$—	$3,911,125

Corporate Bonds & Notes	$—	$2,408,989	$—	$2,408,989
Short-Term Investments	—	5,759,337	—	5,759,337

Total Investments	$301,419,735	$108,085,730	$—	$409,505,465

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,280,723)	$—	$(3,280,723)

Total	$—	$(3,280,723)	$—	$(3,280,723)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Name Change

Effective June 11, 2010 the name of the Portfolio was changed from Dividend Income Portfolio.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Dividend Income Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: September 24, 2010